Other Liabilities - Schedule of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Other Liabilities Disclosure [Abstract]
Returns reserve	$ 82,494	$ 93,920
Medicaid and indirect rebates	36,884	48,090
Accrued income taxes	18,591	23,509
Employees and payroll accruals	18,577	19,131
Accrued expenses	14,609	17,244
Due to customers	6,486	12,338
Royalties	4,065	6,247
Derivative instruments	2,110
Legal and audit fees	1,644	621
Deferred taxes	288	283
Deferred revenue	167	799
Other	7,528	4,427
Other current liabilities	$ 193,443	$ 226,609